American Century Strategic Asset Allocations, Inc. Statement of Additional Information Supplement
Supplement dated March 21, 2020 ■ Statement of Additional Information dated December 1, 2019
All changes are effective as of April 1, 2020.
The following entry for Brian L. Garbe is added in the Accounts Managed table on page 43 of the Statement of Additional Information.

		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Brian L. Garbe	Number of Accounts	8	3	0
	Assets	$5.6 billion(2)	$453.1 million	N/A

[1]
Includes $330.5 million in Strategic Allocation: Conservative, $687.7 million in Strategic Allocation: Moderate and $572.0 million in Strategic Allocation: Aggressive. Information is provided as of March 17, 2020.

The following replaces the Ownership of Securities table on page 45 of the Statement of Additional Information:

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Multi-Asset Income
John Donner	A(1)
Radu Gabudean	A(1)
Vidya Rajappa	A(1)
Richard Weiss	A(1)
Scott Wilson	A(1)

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Strategic Allocation: Conservative
Radu Gabudean	A(1)
Brian L. Garbe	A(2)
Vidya Rajappa	A(1)
Richard Weiss	A(1)
Scott Wilson	A(1)
Strategic Allocation: Moderate
Radu Gabudean	A(1)
Brian L. Garbe	A(2)
Vidya Rajappa	A(1)
Richard Weiss	A(1)
Scott Wilson	A(1)
Strategic Allocation: Aggressive
Radu Gabudean	A(1)
Brian L. Garbe	A(2)
Vidya Rajappa	A(1)
Richard Weiss	A(1)
Scott Wilson	A(1)
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

[1]	Information is provided as of July 31, 2019.

[2]	Information is provided as of March 17, 2020.

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CL-SPL-96102 2003